Fair value measurement - Summary of the financial instruments measured by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	¥ 9,867,516	¥ 14,773,138
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,725,766	451,679
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	3,141,750	13,635,335
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		686,124
Recurring | Structured notes under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,755,009	4,622
Recurring | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,725,766	13,342,946
Recurring | Equity investments in Chengxin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		12,767
Recurring | Convertible Note of Chengxin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		673,357
Recurring | Other debt investments under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,386,741	739,446
Recurring | Level 1 | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,725,766	451,679
Recurring | Level 2 | Structured notes under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,755,009	4,622
Recurring | Level 2 | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		12,891,267
Recurring | Level 2 | Other debt investments under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	¥ 1,386,741	739,446
Recurring | Level 3 | Equity investments in Chengxin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		12,767
Recurring | Level 3 | Convertible Note of Chengxin
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		¥ 673,357